4. OTHER FINANCING RECEIVABLES (Details 2) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Gross other financing receivables	$ 292,425	$ 242,543
Less: Provision for credit losses	(13,465)	(7,194)
Net other financing receivables, net	278,960	235,349
Less than 90 days
Gross other financing receivables	10,791	16,269
Over 90 days
Gross other financing receivables	35,423	18,115
Past Due
Gross other financing receivables	46,214	34,384
Less: Provision for credit losses	(13,465)	(7,194)
Net other financing receivables, net	$ 32,749	$ 27,190